UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                          ---------------------------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22107

                      SEI STRUCTURED CREDIT MASTER FUND, LP
               (Exact name of registrant as specified in charter)

                          ---------------------------

                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 Michael T. Pang
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2007

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS




    SEI STRUCTURED CREDIT MASTER FUND, L.P.

    Quarterly Report (Unaudited)

    September 30, 2007

                     SEI Structured Credit Master Fund, L.P.
                       Schedule of Investments (Unaudited)
                               September 30, 2007

----------------------------------------------------------------------------------------

DESCRIPTION                                                PAR VALUE       MARKET VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 80.2%
Other Asset-Backed Securities -- 80.2%

   Ares XI CLO, Ser 2007-11A, Cl SUB (a) (b) (c)
               0.000%, 10/11/21                           $    2,000        $ 1,680,000
   Battalion CLO, Ser 2007-1A, Cl SUB (a) (b) (c)
               0.000%, 07/14/22                               20,000          1,700,000
   CIFC Funding, Ser 2007-IV (b) (c)                       2,000,000          2,000,000
   CIFC Funding, Ser 2006-1BA, Cl B2L (b) (c)
               9.210%, 12/22/20                            2,000,000          1,506,555
   Gale Force CLO, Ser 2007-4A, Cl E (b) (c)
               11.924%, 08/20/21                           1,500,000          1,341,645
   Gale Force CLO, Ser 2007-4A, Cl INC (b) (c)
               4.949%, 08/20/21                               30,000          2,610,000
   ING Investment Management I CLO (a) (b) (c)
               0.000%, 12/01/17                                1,500          1,050,000
   ING CLO VI CLO Warehouse Participation (b) (c)
               0.000%, 11/30/07                            4,000,000          3,878,400
                                                                      ------------------
                                                                             15,766,600
                                                                      ------------------
Total Asset-Backed Securities
       (Cost $15,263,339)                                                    15,766,600
                                                                      ------------------


CASH EQUIVALENT -- 22.9%
   SDIT Prime Obligation Fund, Cl A, 5.220% (d) (e)        4,488,799          4,488,799
                                                                      ------------------
Total Cash Equivalent
       (Cost $4,488,799)                                                      4,488,799
                                                                      ------------------

Total Investments -- 103.1%
       (Cost $19,752,138) (f)                                               $20,255,399
                                                                      ==================

                     SEI Structured Credit Master Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                               September 30, 2007

--------------------------------------------------------------------------------

Percentages are based on Members' Capital of $19,654,730.

Cl -- Class
CLO -- Collateralized Loan Obligation
CIFC -- Commercial Industrial Finance Corporation
Ser -- Series

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1993, as amended, and may be sold only to the dealers in that program or other "accredited investors."

(b)  Security considered illiquid.

(c) Variable rate security. The rate reported is the rate in effect as of September 30, 2007.

(d)  Rate shown is the 7-day effective yield as of September 30, 2007.

(e)  Investment in affiliated security.

(f) The aggregate cost of investments for tax purposes was $19,752,138. Net unrealized appreciation on investments for tax purposes was $503,261 consisting of $608,261 of gross unrealized appreciation and $(105,000) of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 103.1% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

VALUATION OF INVESTMENTS -- Collateralized Debt Obligations ("CDOs") and other structured credit investments are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value structured credit investments at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

If a price for a CDO or other structured credit investment cannot be obtained from an independent, third-party pricing agent, the Fund shall seek to obtain a bid price from at least one independent broker. In such cases, it is possible that the independent broker providing the price on the CDO or structured credit investment is also a market maker, and in many cases the only market maker, with respect to that security.

                     SEI Structured Credit Master Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                               September 30, 2007

--------------------------------------------------------------------------------

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Board of Directors (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or of the issuer's industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Certain structured credit investments may be structured as private investment partnerships. Traditionally, a trading market for holdings of this type does not exist. As a general matter, the fair value of the Fund's interest in such a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund's interest were redeemed at the time of valuation, determined based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Unless determined otherwise in accordance with the Fund's procedures, the fair value of the Fund's interest in a private investment fund shall be the value attributed to such interest, as of that time of valuation, as reported to the Fund by the private investment fund's manager, administrator, or other designed agent. Such a valuation may be a preliminary valuation and, therefore, may be later revised or adjusted by the private investment fund. Such adjustment or revision will have no affect on the Fund's net asset value as of any prior valuation time. As a practical matter, the Adviser and the Board have little or no means of independently verifying the valuations provided by such private investment funds. As a result, information available to the Fund concerning the value of such investments may not reflect market prices or quotations for the underlying assets. In the unlikely event that a private investment fund does not report a value to the Fund on a timely basis and such fund is not priced by independent pricing agents of the Fund, the Fund would determine the fair value of the private investment fund based on the most recent value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio.

                     SEI Structured Credit Master Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                               September 30, 2007

--------------------------------------------------------------------------------

The Board will periodically review the Fund's valuation policies and will update them as necessary to reflect changes in the types of securities in which the Fund invests.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

COLLATERALIZED  DEBT  OBLIGATIONS  -- The Fund  invests  in CDOs  which  include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Structured Credit Fund, LP

By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------------
                                             Robert A. Nesher
                                             President

Date:  February 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------------
                                             Robert A. Nesher
                                             President

Date: February 4, 2008



By (Signature and Title)*                    /s/ Stephen G. MacRae
                                             --------------------------
                                             Stephen G. MacRae
                                             Treasurer

Date: February 4, 2008

* Print the name and title of each signing officer under his or her signature.